As filed with the Securities and Exchange Commission on May 11, 2020
Securities Act Registration No. 002-81956
Investment Company Act Registration No. 811-03627

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	57	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	57	[X]

Greenspring Fund, Incorporated
(Exact Name of Registrant as Specified in Charter)

2330 West Joppa Road, Suite 110
Lutherville, Maryland 21093-4641
(Address of Principal Executive Offices)

(410) 823-5353
(Registrant's Telephone Number, including Area Code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, Maryland 21093-4641
(Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X ]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: This Post-Effective Amendment No. 57 to the Registration Statement of Greenspring Fund, Inc. on Form N-1A hereby incorporates Parts A, B and C from the Company’s Post-Effective Amendment No. 56 on to its Registration Statement on Form N-1A filed April 28, 2020. This Post-Effective Amendment No. 57 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 56 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 57 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, and State of Maryland, on May 11, 2020.

GREENSPRING FUND, INCORPORATED

By:     /s/ Charles vK. Carlson
Charles vK. Carlson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 57 to its Registration Statement has been signed below on May 11, 2020, by the following persons in the capacities indicated.

Signature	Title

/s/ Charles vK. Carlson Charles vK. Carlson	President, Chief Executive Officer and Chairman of the Board

William E. Carlson*	Director
William E. Carlson

David T. Fu*	Director
David T. Fu

Sean T. Furlong*	Director
Sean T. Furlong

Michael J. Fusting* Michael J. Fusting	Chief Financial Officer, Sr. Vice President and Director

*By: /s/Charles vK. Carlson
Charles vK. Carlson
Attorney-In Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A with the SEC on April 30, 2009, and incorporated by reference herein.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE